FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2025
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

NOTE 23 – FINANCIAL INSTRUMENTS

a)	Categories of financial assets and financial liabilities

The following tables set out, for financial assets and liabilities as of December 31, 2025 and 2024 their category of financial instrument and the details of profits and losses generated according to each category.

		Fair value
		accounted	accounted
		through	through other
	Amortized	profit or	comprehensive
As of December 31, 2025	cost	loss	income	Total
Assets
Cash and cash equivalents	339,054	129,996	—	469,050
Investments	25	296,025	27,014	323,064
Trade receivables	800,128	—	—	800,128
Other receivables	44,241	10,254	168	54,663
Total	1,183,448	436,275	27,182	1,646,905
Liabilities
Trade payables	1,129,134	—	—	1,129,134
Borrowings	5,436,615	—	—	5,436,615
Leases liabilities	388,296	—	—	388,296
Dividends payables	87	—	—	87
Other liabilities	22,055	787	—	22,842
Total	6,976,187	787	—	6,976,974

		Fair value
		accounted	accounted
		through	through other
	Amortized	profit or	comprehensive
As of December 31, 2024	cost	loss	income	Total
Assets
Cash and cash equivalents	298,257	120,488	—	418,745
Investments	27,141	17,038	—	44,179
Trade receivables	389,943	—	—	389,943
Other receivables	21,545	4,599	—	26,144
Total	736,886	142,125	—	879,011
Liabilities
Trade payables	606,654	—	—	606,654
Borrowings	3,785,980	—	—	3,785,980
Leases liabilities	280,168	—	—	280,168
Other liabilities	21,417	1,637	—	23,054
Total	4,694,219	1,637	—	4,695,856

Gains and losses by category – Year 2025

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	78,533	(1,059)
Financial liabilities at amortized cost	(937,612)	(385,877)
Financial assets at fair value through profit or loss	89,514	—
Financial liabilities at fair value through profit or loss	(199)	—
Total	(769,764)	(386,936)

Gains and losses by category – Year 2024

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	(47,721)	52,608
Financial liabilities at amortized cost	2,146,991	(175,670)
Financial assets at fair value through profit or loss	(59,735)	—
Financial liabilities at amortized cost through profit or loss	(535)	—
Total	2,039,000	(123,062)

Gains and losses by category – Year 2023

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	181,035	71,109
Financial liabilities at amortized cost	(2,171,671)	(63,429)
Financial assets at fair value through profit or loss	254,296	184,263
Financial liabilities at fair value through profit or loss	(89,194)	—
Total	(1,825,534)	191,943

b)	Fair value hierarchy and other disclosures

Telecom presents the judgments and estimates made to determine the fair values of the financial instruments that are recognized and measured at fair value in its consolidated financial statements.

The measurement at fair value of the financial instruments of Telecom are classified according to the three levels set out in IFRS 13:

-	Level 1: Fair value determined by quoted prices (unadjusted) in active markets for identical assets or liabilities.
-

Level 2: Fair value determined based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (e.g., as prices) or indirectly (e.g., derived from prices).

-	Level 3: Fair value determined by unobservable inputs where the reporting entity is required to develop its own assumptions.

Financial assets and liabilities recognized at fair value as of December 31, 2025 and 2024, and the level of hierarchy are listed below:

As of December 31, 2025	Level 1	Level 2	Level 3	Total
Assets
Current Assets
Mutual Funds (1) (2)	130,643	—	—	130,643
Government bonds (1) (2)	322,392	—	—	322,392
Other receivables: Compensation received for company acquisitions (3)	—	1,378	—	1,378
Other receivables: Loans granted - fintech businesses (4)	—	—	6,986	6,986
Other receivables: DFI (5)	—	168	—	168
Non-current Assets
Other receivables: Compensation received for company acquisitions (3)	—	1,890	—	1,890
Total assets	453,035	3,436	6,986	463,457
Liabilities
Current Liabilities
Other liabilities: Debt for acquisition of NYSSA (3)	—	787	—	787
Total liabilities	—	787	—	787

As of December 31, 2024	Level 1	Level 2	Total
Assets
Current Assets
Mutual Funds (1) (2)	122,548	—	122,548
Government bonds (1) (2)	14,978	—	14,978
Other receivables: Compensation received for company acquisitions (3)	—	1,419	1,419
Non-current Assets
Other receivables: Compensation received for company acquisitions (3)	—	3,180	3,180
Total assets	137,526	4,599	142,125
Liabilities
Current Liabilities
Other liabilities: Debt for acquisition of NYSSA (3)	—	846	846
Non-current Liabilities
Other liabilities: Debt for acquisition of NYSSA (3)	—	791	791
Total liabilities	—	1,637	1,637
(1)	The Mutual funds are included in Cash and cash equivalents and Investments. The Government bonds are included in Investments.
(2)

The fair value is based on information obtained from active markets and corresponds to quoted market prices as of year-end. A market in which transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

(3)	The fair value was determined by the variation between the quoted values of certain public securities in foreign currency and Argentine pesos.
(4)

In 2025, the subsidiary Micro Sistemas, as part of its liquidity management strategy, derecognized its consumer loan portfolio through a non‑recourse sale, transferring the related contractual rights in a manner that met the requirements for derecognition under IFRS 9. As the transfer was carried out on a non‑recourse basis, the Company retained no continuing involvement and therefore has no future exposure to credit risk. These financial assets had been measured at FVPL. The fair value of the portfolio sold was determined using a discounted cash‑flow approach, applying the discount rate specific to each loan.

(5)

The fair value of financial instruments that are not negotiated in active markets is determined using valuation techniques. These valuation techniques maximize the use of market observable information, when available, and rely as little as possible on specific estimates of the Company. The techniques used for the measurement of financial instruments, are detailed below: a) DFI for forward purchases of US dollars, corresponds to the variation between the market prices at the end of the fiscal year and the time of agreement.

During the years ended December 31, 2025 and 2024, there were no transfers between Levels of the fair value hierarchy.

Additionally, the methods and assumptions used to estimate the fair values of each class of financial instrument are as follows:

Trade receivables and Other receivables: Carrying amounts are considered to approximate fair value due to the short term nature of these receivables. Noncurrent trade receivables have been recognized at their amortization cost, using the effective interest method and are not significant.

Trade payables and Other liabilities: The carrying amount of trade payables and other liabilities to approximates its fair value due to the short term nature of these debts. Noncurrent trade payables and other liabilities have been discounted.

Borrowings

As of December 31, 2025, fair value of borrowings is as follows:

	Carrying Value	Fair Value

Notes	4,013,089	4,027,880
Other borrowings	1,423,526	1,462,639
	5,436,615	5,490,519

As of December 31, 2024, fair value of borrowings is as follows:

	Carrying Value	Fair Value

Notes	3,171,498	2,955,532
Other borrowings	614,482	615,823
	3,785,980	3,571,355

The fair value of the loans was assessed as follows:

a)	The fair value of Notes traded in active markets was measured based on quoted market prices at the end of the reporting period. As a result, its valuation classifies as Level 1.
b)	The fair value of Notes that are not traded in an active market was measured based on quotes provided by first-tier financial entities, so their valuation qualifies as Level 2.
c)	Fort the rest of the borrowings, the fair values were calculated based on cash flows discounted using a current lending rate, so as they are classified as level 3.
c)	Hedge accounting

Derivatives are used by Telecom to manage their exposure to exchange rate and interest rate risks.

The position of DFIs in the consolidated statements of financial position and amounts recognized in Consolidated Income Statements and Consolidated Statements of Comprehensive Income, are detailed below:

	As of December 31,
	2025	2024
Other receivables current - DFI: Foreign currency exchange	168	—
Total assets	168	—

	Years ended December 31,
	2025	2024	2023

	Profit (loss)
Foreign currency exchange effect	(32,864)	(71)	22,722
Interests on borrowings	—	3,613	(3,558)
Financial results	(32,864)	3,542	19,164
DFI effects classified as hedges	—	(7,778)	3,761
Other comprehensive income (loss)	—	(7,778)	3,761

●	Interest rate swaps – cash flow hedges

In August 2024, Telecom Argentina cancelled the several DFI agreements, to hedge the fluctuation of SOFR from the IFC loan signed on June 28, 2022, for its total amount, for the period beginning February 15, 2023 to August 15, 2025. The agreements entered into covered a total amount of US$184.5 million. The interest rates were set at 3.605%, 3.912% and 3.895%, respectively.

●	Exchange rate Hedges

During year ended December 31, 2025, Telecom Argentina operated in the ROFEX market to hedge fluctuations in the exchange rate of part of its foreign currency debt. As of December 31, 2025, Telecom Argentina maintains ROFEX contracts for US$29 million, for which a DFI of $168 million was recognized.

During year ended December 31, 2024, Telecom Argentina entered into DFI agreements to hedge fluctuations in the exchange rate of part of its foreign currency debt for an amount of US$50 million, fixing an average exchange rate of 1,004 pesos per US$, with maturities between July 2024 and August 2024.

During year ended December 31, 2023, Telecom Argentina entered into several DFI agreements to hedge the fluctuation of the exchange rate from its loan portfolio amounting to US$752 million fixing the average exchange rate in 279.8 Argentine pesos/US$, expiring between February 2023 and November 2023. Additionally, entered into one DFI agreement to RMB20 million fixing the average exchange rate in 37 Argentine pesos/RMB, $, expiring in May 2023 and July 2023.

d)	Offsetting of financial assets and financial liabilities

Telecom offset the financial assets and liabilities to the extent that such offsetting is provided by offsetting agreements and provided that Telecom has the intention to make such offsetting. The main financial assets and liabilities offset correspond to transactions with other national and foreign operators including interconnection, carriers and Roaming (being offsetting a standard practice in the telecommunications industry at the international level that Telecom applies regularly). Offsetting is also applied to transactions with agents.

The following table presents financial assets and liabilities that are offset as of December 31, 2025 and 2024:

	As of December 31, 2025
	Trade	Other		Other
	receivables	receivables	Trade payables	liabilities
Current and noncurrent assets (liabilities) - Gross value	861,028	61,536	(1,190,034)	(29,715)
Offsetting	(60,900)	(6,873)	60,900	6,873
Current and noncurrent assets (liabilities) – Carrying Value	800,128	54,663	(1,129,134)	(22,842)

	As of December 31, 2024
	Trade	Other		Other
	receivables	receivables	Trade payables	liabilities
Current and noncurrent assets (liabilities) - Gross value	411,564	30,818	(628,275)	(27,728)
Offsetting	(21,621)	(4,674)	21,621	4,674
Current and noncurrent assets (liabilities) – Carrying Value	389,943	26,144	(606,654)	(23,054)